Equity Transactions (Details) (USD $)	0 Months Ended				1 Months Ended																																																												2 Months Ended	3 Months Ended																																9 Months Ended	12 Months Ended										15 Months Ended	73 Months Ended	131 Months Ended																												1 Months Ended				2 Months Ended	3 Months Ended							12 Months Ended	15 Months Ended	3 Months Ended	12 Months Ended										3 Months Ended	12 Months Ended										1 Months Ended	3 Months Ended		12 Months Ended		1 Months Ended	2 Months Ended	3 Months Ended					15 Months Ended				3 Months Ended	15 Months Ended		1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended		1 Months Ended	3 Months Ended			1 Months Ended		3 Months Ended			0 Months Ended	3 Months Ended																			12 Months Ended	3 Months Ended				12 Months Ended			3 Months Ended										12 Months Ended
	Mar. 11, 2013	Jan. 13, 2011	Oct. 07, 2004	Sep. 12, 2004	Jan. 31, 2013	Oct. 31, 2012	Sep. 30, 2012	Jul. 31, 2012	Jun. 30, 2012	Apr. 30, 2012	Mar. 31, 2012	Jan. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Apr. 20, 2011	Mar. 31, 2011	Jan. 31, 2011	Dec. 31, 2010	Nov. 30, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jul. 30, 2009	Dec. 31, 2007	Nov. 30, 2007	Aug. 31, 2007	May 31, 2007	Jan. 31, 2007	Dec. 31, 2006	Oct. 31, 2006 Investors	Sep. 30, 2006 Investors	Aug. 31, 2006	Jun. 30, 2006	May 31, 2006 Warrants Investors	Apr. 30, 2006	Feb. 28, 2006	Jan. 31, 2006	Dec. 31, 2005	May 31, 2005	Apr. 30, 2005	Mar. 31, 2005	Feb. 28, 2005	Jan. 31, 2005	Dec. 31, 2004	Nov. 26, 2004	Nov. 30, 2004	Oct. 31, 2004	Aug. 31, 2004	Jul. 28, 2004	Jun. 30, 2004	May 31, 2004	Mar. 31, 2004	Jan. 31, 2004	Nov. 30, 2003 Person	Oct. 31, 2003	Sep. 30, 2003 Person	Mar. 31, 2003	Feb. 28, 2003	Jan. 31, 2003	Dec. 02, 2002	Oct. 31, 2002	Feb. 28, 2007 Investors	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009 Investors	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Jun. 30, 2008	Mar. 31, 2008	Dec. 31, 2007	Sep. 30, 2007	Jun. 30, 2007	May 31, 2007	Apr. 30, 2007	Mar. 31, 2007	Dec. 31, 2006 Investors	Sep. 30, 2006	Mar. 31, 2006 Investors	Dec. 31, 2005	Sep. 30, 2005	Jun. 30, 2005	Mar. 31, 2005	Dec. 31, 2002	Dec. 31, 2012 D	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Jun. 30, 2011	Nov. 30, 2012	Dec. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Oct. 31, 2010	Jul. 31, 2010	Apr. 30, 2010	Apr. 27, 2010	Mar. 11, 2010	Jan. 31, 2010	Aug. 31, 2009	Jul. 31, 2009	Sep. 30, 2008	Jan. 02, 2008	Jun. 28, 2006	Nov. 30, 2005	Nov. 26, 2005	Oct. 31, 2005	Aug. 31, 2005	Jul. 31, 2005	Nov. 16, 2004	Aug. 09, 2004 Installment	Jun. 28, 2004	Jun. 25, 2004	Nov. 19, 2003	Aug. 31, 2003	Dec. 05, 2002	Nov. 26, 2002	Jan. 31, 2011 Private Placement [Member]	Jun. 30, 2010 Private Placement [Member]	Dec. 31, 2009 Private Placement [Member]	Jan. 31, 2007 Private Placement [Member]	Feb. 28, 2007 Private Placement [Member]	Dec. 31, 2010 Private Placement [Member]	Sep. 30, 2010 Private Placement [Member]	Jun. 30, 2010 Private Placement [Member]	Mar. 31, 2010 Private Placement [Member]	Jun. 30, 2009 Private Placement [Member]	Jun. 30, 2005 Private Placement [Member]	Mar. 31, 2005 Private Placement [Member]	Dec. 31, 2009 Private Placement [Member]	Jun. 30, 2011 Private Placement [Member]	Mar. 31, 2010 Maximum [Member]	Dec. 31, 2007 Maximum [Member] Warrants	Dec. 31, 2006 Maximum [Member] Warrants	Dec. 31, 2005 Maximum [Member] Warrants	Dec. 31, 2004 Maximum [Member] Warrants	Dec. 31, 2003 Maximum [Member] Warrants	Dec. 31, 2012 Maximum [Member]	Mar. 31, 2011 Maximum [Member]	Dec. 31, 2009 Maximum [Member]	Dec. 31, 2008 Maximum [Member]	Nov. 30, 2005 Maximum [Member]	Mar. 31, 2010 Minimum [Member]	Dec. 31, 2007 Minimum [Member] Warrants	Dec. 31, 2006 Minimum [Member] Warrants	Dec. 31, 2005 Minimum [Member] Warrants	Dec. 31, 2004 Minimum [Member] Warrants	Dec. 31, 2003 Minimum [Member] Warrants	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2011 Minimum [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Nov. 30, 2005 Minimum [Member]	Feb. 28, 2002 Related party [Member]	Dec. 31, 2012 Maxim Group LLC [Member]	Mar. 31, 2010 Maxim Group LLC [Member]	Dec. 31, 2009 Maxim Group LLC [Member]	Jan. 31, 2010 Maxim Group LLC [Member]	Apr. 20, 2011 Network 1 Financial Securities [Member]	Feb. 28, 2007 Network 1 Financial Securities [Member]	Dec. 31, 2012 Network 1 Financial Securities [Member]	Jun. 30, 2012 Network 1 Financial Securities [Member]	Sep. 30, 2010 Network 1 Financial Securities [Member]	Jun. 30, 2010 Network 1 Financial Securities [Member]	Mar. 31, 2010 Network 1 Financial Securities [Member]	Jun. 30, 2011 Network 1 Financial Securities [Member]	Dec. 31, 2011 Network 1 Financial Securities [Member]	Oct. 31, 2006 Network 1 Financial Securities [Member]	Sep. 30, 2006 Network 1 Financial Securities [Member]	Sep. 30, 2010 Network 1 Financial Securities [Member] Private Placement [Member]	Jun. 30, 2011 Network 1 Financial Securities [Member] Maximum [Member]	Jun. 30, 2011 Network 1 Financial Securities [Member] Minimum [Member]	Mar. 31, 2010 Brewer Financial Services LLC [Member]	Mar. 31, 2010 Brewer Financial Services LLC [Member]	Jan. 31, 2011 Lincoln Park Capital Fund LLC [Member]	Dec. 31, 2010 Lincoln Park Capital Fund LLC [Member]	Jan. 31, 2011 Series A Warrant [Member]	Dec. 31, 2012 Series A Warrant [Member]	Jan. 13, 2011 Series A Warrant [Member]	Jan. 31, 2011 Series B Warrant [Member]	Mar. 31, 2011 Series B Warrant [Member]	Jan. 13, 2011 Series B Warrant [Member]	Jan. 31, 2011 Series C Warrant [Member]	Dec. 31, 2012 Series C Warrant [Member]	Mar. 31, 2011 Series C Warrant [Member]	Jan. 13, 2011 Series C Warrant [Member]	Apr. 20, 2011 One Year Warrant [Member]	Apr. 30, 2011 One Year Warrant [Member]	Apr. 20, 2011 Five Year Warrant [Member]	Jun. 30, 2012 Five Year Warrant [Member]	Dec. 31, 2011 Five Year Warrant [Member]	Apr. 30, 2011 Five Year Warrant [Member]	Apr. 30, 2012 Convertible Preferred Stock [Member]	Mar. 31, 2010 Convertible Preferred Stock [Member]	Sep. 30, 2012 Convertible Preferred Stock [Member]	Jun. 30, 2012 Convertible Preferred Stock [Member]	Mar. 31, 2012 Convertible Preferred Stock [Member]	Jan. 13, 2011 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Sep. 30, 2012 Common Stock [Member]	Jun. 30, 2012 Common Stock [Member]	Mar. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Sep. 30, 2011 Common Stock [Member]	Jun. 30, 2011 Common Stock [Member]	Mar. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Sep. 30, 2010 Common Stock [Member]	Jun. 30, 2010 Common Stock [Member]	Mar. 31, 2010 Common Stock [Member]	Dec. 31, 2009 Common Stock [Member]	Sep. 30, 2009 Common Stock [Member]	Jun. 30, 2009 Common Stock [Member]	Mar. 31, 2009 Common Stock [Member]	Dec. 31, 2008 Common Stock [Member]	Jun. 30, 2008 Common Stock [Member]	Mar. 31, 2008 Common Stock [Member]	Dec. 31, 2002 Common Stock [Member]	Sep. 30, 2012 Warrants [Member]	Jun. 30, 2012 Warrants [Member]	Mar. 31, 2012 Warrants [Member]	Dec. 31, 2011 Warrants [Member]	Dec. 31, 2012 Warrants [Member]	Dec. 31, 2011 Warrants [Member]	Dec. 31, 2010 Warrants [Member]	Dec. 31, 2009 Warrants Exercised [Member]	Sep. 30, 2009 Warrants Exercised [Member]	Jun. 30, 2008 Warrants Exercised [Member]	Dec. 31, 2012 Redeemable Preferred Stock [Member]	Sep. 30, 2012 Redeemable Preferred Stock [Member]	Mar. 31, 2012 Redeemable Preferred Stock [Member]	Dec. 31, 2011 Redeemable Preferred Stock [Member]	Sep. 30, 2011 Redeemable Preferred Stock [Member]	Jun. 30, 2011 Redeemable Preferred Stock [Member]	Mar. 31, 2011 Redeemable Preferred Stock [Member]	Dec. 31, 2004 Restricted Stock [Member]	Dec. 31, 2003 Restricted Stock [Member]	Nov. 16, 2004 Restricted Stock [Member]	Jun. 30, 2004 Restricted Stock [Member]	Jun. 25, 2004 Restricted Stock [Member]	Mar. 31, 2004 Restricted Stock [Member]
Equity Transactions (Additional Textual) [Abstract]
Consulting costs charges				$ 11,666																								$ 110,000	$ 104,950	$ 84,000									$ 26,100			$ 11,970	$ 127,791		$ 7,574	$ 4,950	$ 3,525		$ 11,000	$ 13,666	$ 25,200				$ 62,500	$ 11,500																																																																																																																																																																			$ 70,250	$ 47,250	$ 184,750	$ 64,500	$ 160,000	$ 64,250	$ 121,250	$ 80,250	$ 67,000	$ 271,750	$ 76,750	$ 317,425	$ 190,688	$ 161,500	$ 145,750	$ 317,500	$ 70,250	$ 184,250	$ 13,000	$ 122,500	$ 5,504,000
Gain on change in fair value of warrant liability																																																																								272,077	188,509																																																																																																																																																																							817,099	229,599		989,298	1,272,580	546,999
Dividends on preferred stock					37,478		43,884		51,194		50,631		53,385	59,465	64,224		69,934		79,748		111,484	219,391	34,794																																											38,000	44,000	51,000	50,000	54,000	59,000	64,000	70,000																										183,187	247,008	10,407,867										10,838,062																																																																																																									43,884	51,194	50,631
Sale of common stock shares to a related party													110,596,798						2,048,671				45,843																																											118,427,925				110,596,798				2,048,671			45,843																						118,427,925	110,596,798	2,048,671										118,427,925																																																																50,000																																																																																		2,274,672	874,871	530,166	602,233	1,333,333	1,672,439
Exercise price of common stock	$ 1.00									$ 1.00						$ 1.25								$ 1.00	$ 1.00	$ 1.50																																					$ 0.50					$ 1.25		$ 1.25								$ 0.95		$ 1.50																						$ 1.00																																																																										$ 1.00				$ 1.12		$ 1.00	$ 1.12			$ 1.00	$ 1.00										$ 1.50	$ 1.12	$ 1.12		$ 0.935			$ 1.12	$ 1.12
Loss on change in fair value of warrant liability																																																																																																																																																																																																																																																		114,800				2,139,645
Convertible preferred stock																																																																																																			8.00%																																																																																																																			8.00%	8.00%
Preferred stock, par value													$ 0.001																																																					$ 0.001				$ 0.001																													$ 0.001	$ 0.001											$ 0.001						$ 0.001																																																																																																		$ 0.001
Number of common shares as a cost of capital																																																																																126,012
Warrants exercise price																							1.00	0.935	0.98		0.50										2.13				0.935			1.00			1.00	1.00																													1.00	0.935	0.98	0.935	0.935		1.00	1.00	0.50	1.00							0.935	0.935	0.935	1.00	1.00					0.935	0.50		0.935	1.00	1.25																								1.00				1.00			0.001															1.01						0.47	0.78	0.63	1.03	1.23	0.43						0.24	0.26	0.48	0.58	0.98																																																																									1.00	0.935	1.00
Common Stock to be Issued on Exercise of Warrant															2,000		1,497,528	7,527,279	439,443			123,334	1,584,760	338,000	545,625		80,000			260,000		330,881		732,534	732,534		350,000							322,000				525,000																								2,000	1,497,528	439,443		123,334	1,584,760	338,000	545,625	1,830,164	292,112	203,500	1,075,104	197,013	80,000	2,305,756		260,000	260,000		330,881	732,534				325,500	322,000				439,443	338,000	80,000	330,881			100,000		2,000												100,016		1,156,555															452,919																																						94,667				649,518		317,249	371,035					500,000												2,181,821			3,818,185				1,527,273
Common stock paid in exercise price of warrants																																																																																																							367,500	1,576,336	3,049,362																																																																							97,300						279,317
Additional consulting costs of warrants exercised																																																																													22,397	26,647	45,888	118,833	17,961		57,602	4,810		35,000																	13,175																																																																																																																																																		3,010
Total Number of warrants issued at reduced price																																																																													246,667	101,333	400,000	1,800,164	292,112		576,012	24,050		350,000																	65,874																																																																																																																																																236,667	145,625	15,050
Fair Market value of share																							1,407,583									148,750																																	32,130												1,407,583														148,750		41,815											148,750																																																																													200,760			52,278	462,594				118,500	84,984							273,000
Number of shares issuable on exercises of warrants issued																																																																																																																																																																																946,666						3,172,486			100,000												500,000												2,060,402		1,855,176	500,000	2,060,402
Additional shares committed to issue																																																																																																																												330,881
Value of common stock issued																																																																																																								650,643			281,500
Number of shares not yet issued																																									356,335																																																					356,335											356,335																																																																																																																																																									195,051
Stock subscription receivable																																																																																																																																																																																																																																																																		87,875
Sold shares of common stock																							1,058,333																																																						1,058,333																																																																																																											55,614	353,125												300,000
Fair value of the warrants																	1,497,328																											1,574,900				105,250				144,000																					1,497,328																								1,574,900										101,000																			426,700	0.79								241,655		14,500																										0.44											0.42																										3,204,197			3,204,197				3,204,197
Additional purchase of common stock																																																																																																																																																																																																				29,950,000
Common stock shares to issue committed																								50,000								150,000									950,461																																					50,000													150,000			950,461	79,000							50,000		150,000	950,461																																																																																	110,625								136,032	136,032
Issued warrants to the investors																								743,185	848,366																																																					743,185	848,366																							743,185																				520,120																																																																739,217
Purchase price of common stock																		$ 0.75																																																								$ 0.75	$ 0.75		$ 0.935																																$ 0.75																																												$ 0.80											$ 0.75																				$ 0.935								$ 0.80	$ 0.75				$ 0.75
Fair Market value of share																																																																																																																																																																																	60,971		45,000							164,831								191,805	191,805
Warrant accrued																																																																																																																					108,550																																																																					108,550
Sold shares of common stock																								1,750,000	1,696,733																10,065,605																																					1,750,000	1,696,733															10,065,605	899,338							1,750,000			10,065,605																	1,040,570
Purchase of the shares by investors																																																																																																																																																																																																																																																																	1,333,333
Series C Warrants Exercised																																																																																																																																																																																																														598,931
Aggregate purchase price of shares																								1,575,000	1,272,550						265,000	1,400,000	915,000	708,200			210,000				7,549,202																								1,833,031													1,575,000	1,272,550	2,151,749											1,400,000	708,200	350,125	7,549,202	674,500							1,575,000		1,400,000	7,549,202																	780,427
Sold shares of common stock																																																																																																																																																																																																				50,000
Common stock, par value													$ 0.001																																																					$ 0.001				$ 0.001																													$ 0.001	$ 0.001											$ 0.001						$ 0.001
Common stock shares issued																																																																																																																																																																																																				2,233
Additional purchase of common stock																																																																																																																																																																																																				1,995	30,000,000
Term of purchase																																																																																																																																																																																																				30 months	30 months
Percentage of purchase of shares																																																																																																																																																																																																								40.00%			70.00%				28.00%
Series B Warrants Exercised																																																																								2,171,801	1,400,001																																52,000																																																																																																	1,497,328
Expiration of warrants																																																																																																																																																																																5 years						5 years																5 years			150 days			5 years				1 year		5 years	5 years
Number of shares not yet issued																																																																																																																																																																																																																																																																	1,588,627	651,771
Purchase price of common stock																																$ 1.00	$ 1.00	$ 1.00			$ 1.37				$ 0.75																																																		$ 1.00	$ 1.00	$ 0.75	$ 0.75	$ 0.75									$ 1.00	$ 0.75																													$ 0.75																																																																																																																											$ 1.05	$ 1.18
Gross proceeds																																																																																																																																																																																																																																																																	2,381,764	1,032,118
Aggregate purchase price of shares																																																																																																																																																																																																				44,665
Reduced price of warrants exercised																							0.75	0.75	0.75		0.80																																																		0.75	0.75	0.75	0.75	0.75		0.90	0.80	0.80	0.90																0.75	0.80																																																																																																																																																		0.80
Stock issuance cost shares																																																																																																																																																																																																																																																																	$ 66,665
Fair market value of share																								132,287	169,673																																																					132,287	169,673																							132,287																			95,015
Value of stock																																																																																																																																																																																																																																																																	86,666
Cash costs of shares																																																																																																																																																																																																																																																																	69,000
Number of Option to Purchase Issued																																																																																																																																																																																																																																																																	1,333,333
Net proceeds																																																																																																																																																																															25,000																																																																																		793,137	292,472
Aggregate purchase price of shares													110,597																												964,676																									118,428				110,597																								964,676					118,428	110,597					964,676						118,428																																																																																																																																																				397,625
Total number of shares of common stock sold to investors																																																																																																																																																																																10.00%				20.00%		10.00%	20.00%
Issued warrants to the investors																																																																																																																																																																																																																																																																			795,249
Warrants Paid																							1,054,318	48,750	180,432	101,485																																							29,150													118,926		255,323																						227,250																																																																															238,293			67,600		44,697	365,949								127,190																																																														39,764
Gross proceeds from private offering of common stock and warrants to accredited investors																4,615,300																																																				2,077,796		500,000																													4,790,544	9,759,969	6,766,239										42,814,521																																																																	710,000						2,379,365
Company accepted subscriptions in aggregate																4,120,803																																																				1,855,176																																																																																																												946,666						3,172,486
Investors received five year warrants																50.00%																																																				100.00%																																																																																																												100.00%						100.00%
Purchase price of common stock with warrants																$ 1.12								$ 0.75	$ 0.75	$ 0.75																																										$ 1.12									$ 0.75	$ 0.75																																																																																																		$ 0.75						$ 0.75
Issued warrants to venture catalyst																																									30,550																																																					30,550											30,550																																																																																																																																																								198,812
Fair market value for the warrants issued																																																																																																																																																										2.19	1.11	1.01	1.22	0.24							0.80	0.67	0.37	0.37	0.20
Purchase price of common stock share	$ 0.75																							$ 0.90																																																						$ 0.90		$ 0.75																						$ 0.90																																								$ 1.00	$ 1.05						$ 0.75	$ 0.75																																																																																																													$ 0.75
Sold shares of common stock																																																																																																																																											5,454,550	200,000	500,000	265,000	1,745,743	20,000	139,000	3,531,250	250,000	2,868,994	230,333	214,666	1,750,000	150,000																																							556,150						1,000,000
Aggregate purchase price of shares																						200,000		375,000																																																		15,000	104,250	112,500	75,250			295,507																172,750	161,000																																																																																187,500	197,750						520,000	2,815,000	1,178,824								1,271,901			1,000,000
Sold shares of common stock, investors																																																																																																																																																			92,000
Sold shares of common stock, private placement transaction																																																																																																																																																			1,564,683
Issuance of Common shares committed																																																																																																																																																			1,360,322
Converted preferred stock																																																																										2,056,665	5,836,661																																																																																																																																																																															463,480	490,000	100,000	316,667	370,000	671,665	500,001
Preferred stock converted into shares																			2,056,665		5,836,661																																																					2,056,665	5,836,661																										2,056,665																																																																																																																																																					463,480	490,000	100,000	316,667	370,000	671,665	499,999
Equity Transactions (Textual) [Abstract]
Issuance of common stock to consultants		62,500		16,666																							16,667	50,000	50,000	50,000									30,000			21,000	190,733		7,500	7,500	7,500		16,666	16,666	15,000					10,000		700,000		35,000		29,000				75,000	225,000	75,000	175,000	75,000	125,000	75,000	75,000	275,000	75,000	232,500	193,750	175,000	145,000	275,000	75,000	175,000	12,500	100,000																								2,020,000
Issuance of warrants to consultants		21,500																																		60,000	60,000	60,000			33,583	25,000	410,000	100,000	13,000	16,000	10,000				350,000			20,000			100,000		200,000		360,000	25,000				452,500	1,732,135	454,500	1,003,000	752,000	293,500		641,500	151,500	91,500		859,833	987,667	167,833	101,500	243,612	708,055	12,000	60,000		135,000	85,000			85,000	85,000	335,000																	697,333
Consulting costs charges related to warrants		22,023																																			58,400				24,571	9,250	195,900	68,910	13,130	6,944								18,800												130,697	721,753	183,908	475,668	404,800	151,144		389,172	91,205	50,397		506,556	562,780	110,941	49,684	131,476	384,464	5,254	40,657		250,342	98,185			75,933	71,790																		471,038
Warrants forfeited																											10,000			10,000																																					122,833	4,368,644	1,500	708,055	66,500		193,333	9,381,066	345,000		563,333	610,000	150,000	1,283,508				143,999																									25,000	100,000
warrants expired																																																																		987,667	122,833	4,368,644	1,500
Period of warrants to purchase common stock																																																																				5 years
Common stock shares issued in lieu of cash dividends for Preferred stock					61,022	69,222		61,424		58,490		64,183
Issuance of common stock to employees																																																																																																												510,000
Compensation costs charges																																																																																																			183,028	3,368,950	3,759,650							932,000
Issuance of common stock to consultants Total																																					33,583		655,663																																																																				764,000
Number of shares committed to issue to consultant																																																							36,764																																																				341,606
Issuance of common stock to consultant																											28,667														689,246										75,000				36,764																														28,667									689,246									28,667		689,246
Cashless exercise of warrants																																																																																																											200,000
Purchase of outstanding shares of stock																																																																400,000
Purchase amount of shares																																																																48,000																																		48,000
Purchase of assets through issuance of shares																																																															25,000																																				500,007
Warrants exercised		1,156,555																																732,534	732,534		350,000																																			2,000		2,488,114			1,603,360	338,000	545,625	1,830,164	292,112	203,500	1,075,104	197,013	1,502,537	2,305,756		260,000	260,000																	10,000			123,334
Total fair market value for the warrants issued																																																									145,479
Number of warrants issued at reduced price																																																																													200,000
Company payment as part of cost of capital																																																																																94,508
Fair market value of shares of common stock																																																																																151,214
Actual price of warrants exercised split up																							0.935																																																						0.935
Reduced price of warrants exercised split up																							0.8925																																																						0.8925
Number of warrants issued at reduced price split up																																																																													46,667
Warrants exercised in a cashless exercise																																																																										1,076,665	200,000		350,000																																350,000
Shares issued for warrants exercised on cashless basis																																																																										188,421	10,080		86,241																																73,914
Proceeds Received Partially on Exercise of Warrants																																																																										1,915,509
Warrant paid																																																																										2,320,839
Shares committed to issue																			2,048,671																						5,126,019																																	2,048,671																				5,126,019	109,333						2,048,671				5,126,019												18,600
Purchase of the shares by investors																																																																																																																																																																																																																																																																	1,333,333
Number of Warrants Issued Under Private Placement																							10,583,324																																																						10,583,324
Number of Common Stock Issuable on Exercises of Warrants																							5,291,654																																																						5,291,654
Warrants Issued Price Per Unit																							0.75																																																						0.75
Number of Volume of Shares in One Day on Average																																																																																																			150,000
Number of Consecutive Days of Trading																																																																																																			30
Common Stock Redeeming Price Per Share																																																																		$ 0.75																																	$ 0.75												$ 0.75
Common Stock Units Sold																																																																																																																					2,700,000
Common Stock Units Price Per Share																																																																																																																					$ 0.75
Number of Common Stock Issuable on Exercises of Warrants Issued																																																																																																																					1,350,000
Common Stock Exercise Price Per Share																							$ 1.00																																																						$ 1.00
Gross Proceeds From Exercises of Warrants										2,025,000													7,937,449
Common Stock Unit Beneficial Conversion Amount																							4,286,208																																																						4,286,208																																								985,000
Common Stock Unit Fair Value Warrants Recorded on Issuance																							3,651,241																																																						3,651,241																																								1,039,500
Date of deemed dividend																							Mar. 31, 2010																																																						Mar. 31, 2010																																								Jun. 30, 2010
Common Stock Shares Issued in Lieu of Cash Dividend					61,022	69,222		61,424		58,490		64,183						82,169																																																																																														64,273	63,043	67,991	118,384	179,991	40,478
Warrant Liability Recorded Date																																																																																																																							Mar. 11, 2010
Warrants Liability Value																																																																																																																							3,651,241
Gain Loss on Revaluation of Warrants Liability																																																																																																			495,338	1,457,639
Revaluation Date of Warrant Liability							Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010																																											Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010																						Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010								Jun. 30, 2011		Dec. 31, 2012
Warrants Liability Additionally Recorded																																																																																																																						1,039,500
Warrant accrued																																																																																																																								25,994		24,404
Committed date for issuing Common stock shares																																																																																														Dec. 31, 2005	Dec. 31, 2005
Number of shares issuable on exercises of warrants by holders																																									12,582,009																																																					12,582,009	1,124,167										12,582,009
Paid shares																																	118,950	92,067																																																									137,500		35,013	959,540	87,685	16,275	16,100
Fair Market value of share																																									46,467																																																					46,467	70,083										46,467
Common stock shares committed to issued																							148,637	148,637	169,673																																																				148,637	148,637	169,673	286,900																						148,637																		266,600		186,667
Common stock shares issued at fair market value																																									46,667																																																					46,667											46,667
Common stock shares issued																																125,000	91,500	70,820					1,029,460	5,235,352																																																			125,000	70,820	46,683											125,000
Number of Accredited Investors																																	15	7			2																																										2												10		5
Value of common stock issued																															17,550										894,593																	217,000		11,200		11,600																																894,593											894,593
Common stock shares issued																															150,000																																		26,500
Additional Number of Accredited Investors																																																																	13
Sold shares of common stock																																1,400,000	915,000	708,200			153,647																																																						1,400,000	708,200	466,833											1,400,000
Issued warrants to the investors, Common stock shares																																					76,824																																																								466,833
Issued warrants to the investors, number																																					2
Committed to pay																																16,500																																																											16,500													16,500
Adjusted fair value of series B warrants exercised																				197,700																																																				273,898	211,569
Reduction in exercise price due to new issuance price																																																																		$ 0.675																																	$ 0.675												$ 0.675
Committed date for issuing Common stock shares																															Dec. 31, 2006									Dec. 31, 2005																																																			Dec. 31, 2006
Additional Committed date for issuing Common stock shares																															Dec. 31, 2006
Additional Common stock shares issued for related costs																															15,000
Additional Common stock shares issued for related costs																																																																	174,574
Number of Accredited Investors																																																																	6
Expenses estimated for working capital and other general corporate purposes																25,000																																																				25,000		56,500
Sold units of pure-ific corporation subsidiary													666,666																																																									666,666																														666,666
Ownership in the subsidiary													33.00%																																																									33.00%																														33.00%
Carrying value of net assets													0																																																					0				0																													0	0											0
Shares issued to SEDA																																0																																																											0													0
Number of shares covering by registration statement																																																																																																																																			2,023,552
Aggregate amount of the equity placements																																																																																																																													20,000,000
Draw down deduction of equity placement per month																																				1,000,000
Issued shares of common stock to Cornell																																																																																																																																					190,084
Issued shares of common stock to Newbridge securities corporation																																																																																																																																					7,920
Fair market value of common stock to Cornell																																																																																																																																					310,866
Term of the commitment period																																																				1 year
Warrants issued																																										175,000	175,000	175,000				1,575,000																																															175,000	175,000	175,000																													175,000		175,000	175,000	175,000
Fair market value of shares used for purchase																																																															$ 0.50
Warrants to purchase shares of company's stock																																																																																																																																									10,000
Warrants issued for the first and second anniversary dates																																																																																																										20,000
Warrants issued for the third anniversary date																																																																																																									10,000
Warrants exercised on cashless basis																																								10,000
Shares issued in cashless exercise																																								4,505
Number of consultants																																																									1		2
Vested and non-forfeitable warrants																																																													180,000
Shares committed to issue																											330,881					84,019
Warrants cancelled																																																																																																																																								180,000
Value of warrants issued																																															3,680				329,000
Exercise price of warrants		1,081,704																																693,357	693,357		334,000																																			1,800		2,320,839			1,493,418	253,500	409,219	1,380,124	219,084	172,000	980,064	184,402	1,327,072	2,219,657		196,900	196,900																				117,917
Cost charged warrants issue																																155,814
Period not possible to trading restricted shares																																																																																																											12 months
Aggregate amount of gross proceeds																		5,100,004
Aggregate purchase price of shares																																																					1,000,000
Number of payments installments																																																																																																																																				4
Registered effectiveness date of private placement transaction																																																																																																Jun. 20, 2005	Jun. 20, 2005
Issued warrants																				901,664
Warrants Termination Period																																																																																																										3 years
Interest costs charged to operations																																																985,010
Weighted average price of common stock																																																																																																			$ 2.25
Beneficial conversion amount			254,006																																								127,679		16,449							106,250																																																						258,345
Number of Warrants Issued to Placement Agent on Warrants Issuance																																												80,500																																																				81,375	80,500
Additional warrant liability recorded																																																																																																		$ 126,587